THE DREYFUS/LAUREL INVESTMENT SERIES
                                200 PARK AVENUE
                              NEW YORK, NY  10166


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549


              THE DREYFUS/LAUREL INVESTMENT SERIES
              - Dreyfus/Laurel Contrarian Fund
              - Dreyfus/Laurel International Fund
              - Dreyfus/Laurel Short-Term Bond Fund
              Rule 24f-2 Notice
              Registration Statement Nos. 33-43847 and 811-5591

Gentlemen:

    This Notice, filed pursuant to Rule 24f-2, is for the fiscal year ended August 31, 1995. Please note that this is the final Notice for Dreyfus/Laurel Contrarian Fund and Dreyfus/Laurel International Fund.

    The following information is furnished:

                                                                   DOLLAR
                                                     SHARES        AMOUNT

  DREYFUS/LAUREL CONTRARIAN FUND

    (a) Total number of shares sold during
        the period ended 6/02/95 subject
        to registration under Rule 24f-2:            36,006     $  533,905

    (b) Less shares redeemed during
        the period ended 6/02/95:                   227,502      3,387,154
                                                   ---------   ------------

    Net Redemptions During Year:                    (191,496)   ($2,853,249)
                                                   =========    ============

    Since the shares redeemed exceed the shares sold, no registration fee is required.


  DREYFUS/LAUREL INTERNATIONAL FUND

    (a) Total number of shares sold during
        the period ended 4/28/95 subject
        to registration under Rule 24f-2:           852,548    $11,052,305

    (b) Less shares redeemed during
        the period ended 4/28/95:                 1,272,452     16,819,459
                                                 -----------  -------------

    Net Redemptions During Year:                  (  419,904)  ($ 5,767,154)
                                                 ===========   =============

    Since the shares redeemed exceed the shares sold, no registration fee is required.
                                     -2-


  DREYFUS/LAUREL SHORT-TERM BOND FUND

    (a) Shares registered during fiscal year other than pursuant to Section 24(f);

    Post-Effective Amendment No. 14 effective 1/3/95              1,518,858


                                                                   DOLLAR
                                                     SHARES        AMOUNT

    (b) Total number of shares sold during
        fiscal year ended 8/31/95 subject
        to registration under Rule 24f-2:          187,422       $2,216,091

    (c) Less shares redeemed during
        fiscal year ended 8/31/95:                 162,607        1,939,458
                                                -----------      ----------

    Net Sales During Year:                          24,815       $  276,633
                                                ===========      ==========

    Less shares registered other than pur
    suant to Section 24(f)  [(a) above]          1,518,858
                                                -----------

    Balance                                     (1,494,043)


    Since the shares registered exceed the shares sold, no registration fee is required.


                              CALCULATION OF FEE


    Dreyfus/Laurel Contrarian Fund - Since the shares redeemed exceed the shares sold, no registration fee is required.

    Dreyfus/Laurel International Fund - Since the shares redeemed exceed the shares sold, no registration fee is required.

    Dreyfus/Laurel Short-Term Bond Fund - Since the shares registered exceed the shares sold, no registration fee is required.

    An opinion of counsel is transmitted herewith.


                                                 Very truly yours,
JJP/ems

cc:  Mr. J. deMichaelis, SEC                     John J. Pyburn
     Ms. R. McLaughlin, E&Y                      Assistant Treasurer